Other Receivables and Prepayments (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Prepaid insurance	$ 206,082	$ 154,011
Prepaid service fee	239,991	296,565
Rental deposits	10,508	8,584
Prepaid rental expenses	12,036	37,169
Prepaid research and development expenses	779,605	453,634
Other receivables	88,073	109,714
Others	25,207	19,366
Total	$ 1,361,502	$ 1,079,043